The Company, Business Activities and Basis of Presentation - Summary of Third-Party Payers That Represent More Than 10% of Total Net Revenues and Total Net Accounts Receivable and Their Related Percentage (Detail)
	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Customer Concentration Risk [Member] | Net Revenues [Member] | Blue Cross Blue Shield [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	15.00%	17.00%	12.00%
Customer Concentration Risk [Member] | Net Revenues [Member] | Medicare and Medicare Advantage [Member]
Concentration Risk [Line Items]
Concentration risk percentage	45.00%	63.00%	41.00%	54.00%
Customer Concentration Risk [Member] | Net Revenues [Member] | United Healthcare [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	19.00%	12.00%	19.00%
Credit Concentration Risk [Member] | Net Accounts Receivable [Member] | Blue Cross Blue Shield [Member]
Concentration Risk [Line Items]
Concentration risk percentage			27.00%
Credit Concentration Risk [Member] | Net Accounts Receivable [Member] | Medicare and Medicare Advantage [Member]
Concentration Risk [Line Items]
Concentration risk percentage			20.00%
Credit Concentration Risk [Member] | Net Accounts Receivable [Member] | United Healthcare [Member]
Concentration Risk [Line Items]
Concentration risk percentage			14.00%